Accounts payable and accrued liabilities	9 Months Ended	12 Months Ended
	Sep. 25, 2021	Dec. 26, 2020
EWC Ventures and its Subsidiaries [Member]
Accounts payable and accrued liabilities
9.	Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following:

	December 26, 2020	December 28, 2019
Accounts payable	$615	$3,838
Accrued inventory	3,321	906
Accrued compensation	2,169	5,679
Accrued taxes and penalties	1,732	1,708
Accrued lease termination costs	360	272
Accrued technology and subscription fees	1,536	2,233
Accrued interest	1,440	1,305
Accrued insurance settlement liability	—	2,100
Accrued AR development rights holdback liability	—	2,183
Other accrued liabilities	2,316	4,829
Total Accounts payable and accrued liabilities	$13,489	$25,053

European Wax Center, Inc. and Subsidiaries
Accounts payable and accrued liabilities

6. Accounts payable and accrued liabilities

Accounts payable and accrued liabilities consisted of the following:

	September 25,2021	December 26,2020
Accounts payable	$4,201	$615
Accrued inventory	3,262	3,321
Accrued compensation	4,258	2,169
Accrued taxes and penalties	1,690	1,732
Accrued lease termination costs	348	360
Accrued technology and subscription fees	534	1,536
Accrued interest	764	1,440
Accrued professional fees	2,075	967
Other accrued liabilities	1,601	1,349
Total Accounts payable and accrued liabilities	$18,733	$13,489